Restatement of Previously Issued Financial Statements - Schedule of Restatement of Statement of Operations (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Ratchet share expense	$ 1,099,360						$ 1,099,360
Loss from operations	(5,095,586)			$ (2,233,247)			(11,981,188)	$ (4,787,216)	$ (7,786,627)	$ (6,975,601)
Change in fair value of warrant liability	128,030			(100,780)			128,030	(1,546,280)	(1,546,280)	(19,600)
Other income (expense) net	191,773			(2,970,321)			357,647	(4,898,261)	(4,791,584)	16,353
Net loss	(4,903,813)	$ (3,305,883)	$ (3,413,845)	(5,203,568)	$ (2,956,324)	$ (1,525,585)	(11,623,541)	(9,685,477)	(12,578,211)	(6,959,248)
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$ (4,903,813)			$ (5,196,438)			$ (12,074,119)	$ (9,611,146)	$ (12,503,880)	$ (6,636,660)
Net loss per share basic	$ (0.48)			$ (1.02)			$ (1.39)	$ (2.06)	$ (2.37)	$ (1.50)
Net loss per share diluted	$ (0.48)			$ (1.02)			$ (1.39)	$ (2.06)	$ (2.37)	$ (1.50)
As Previously Reported
Loss from operations	$ (3,996,226)						$ (10,881,828)
Other income (expense) net	63,743						229,617
Net loss	(3,932,483)						(10,652,211)
Deemed dividend on ratchet shares	(1,099,360)						(1,099,360)
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$ (5,031,843)						$ (12,202,149)
Net loss per share basic	$ (0.49)						$ (1.40)
Net loss per share diluted	$ (0.49)						$ (1.40)
Adjustment
Ratchet share expense	$ 1,099,360						$ 1,099,360
Loss from operations	(1,099,360)						(1,099,360)
Change in fair value of warrant liability	128,030						128,030
Other income (expense) net	128,030						128,030
Net loss	(971,330)						(971,330)
Deemed dividend on ratchet shares	1,099,360						1,099,360
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$ 128,030						$ 128,030
Net loss per share basic	$ 0.01						$ 0.01
Net loss per share diluted	$ 0.01						$ 0.01